LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY - Debentures (Details) - BRL (R$)	Dec. 31, 2023	Aug. 26, 2022	Jul. 14, 2022
Non-convertible debentures, of the unsecured type
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Number of debentures issued			3,500,000,000
Nominal unit value			R$ 1,000,000
Total nominal value or nominal amount			R$ 3,500,000,000
1st series
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Total nominal value or nominal amount	R$ 1,500,000
Adjustment to interest rate (as a percent)	1.12%
2nd series
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Total nominal value or nominal amount	R$ 2,000,000,000
Adjustment to interest rate (as a percent)	1.35%
Convertible Note Agreement | Vivo Ventures ("VV")
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Total nominal value or nominal amount		R$ 3